Line of Credit	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Line of Credit

8 – LINE OF CREDIT

During fiscal 2020, a working capital line of credit, in the form of overdraft protection, was available at approximately $35,244 (equivalent to $50,000 Canadian, the Company’s functional currency) from the Company’s major financial institution. This credit facility is secured by the Company’s assets. Amounts can be drawn in Canadian funds on this credit facility and bear interest at the prime rate, as published by the Royal Bank of Canada, plus 2.15% (4.55% at March 31, 2020). Amounts can also be drawn in United States of America funds on this credit facility and bear interest at the US Base Rate plus 2.15% (5.40% at March 31, 2020).

In order to maintain the working capital line of credit the Company must maintain a Tangible Net Worth of greater than $150,000 Canadian dollars (equivalent to $105,731 US dollars) and a ratio of current assets to current liabilities greater than 1.10:1. The Company was in compliance with these covenants as at March 31, 2020.

As at March 31, 2020, nothing was drawn down on this line of credit. The line of credit does not have defined expiration or renewal dates.